American Beacon Advisors, Inc.
4151 Amon Carter Blvd. MD 2450
Fort Worth, TX 76155

February 29, 2012

VIA EDGAR
---------
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:  American Beacon Funds
     1933 Act File No. 33-11387
     1940 Act File No. 811-4984

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the “Securities Act”), American Beacon Funds ("Registrant") hereby certifies (a) that the form of Prospectus used with respect to the A Class, C Class, Y Class, Advisor Class, Institutional Class, Investor Class and Retirement Class of the American Beacon Balanced Fund, American Beacon Large Cap Value Fund, American Beacon Large Cap Growth Fund, American Beacon Mid-Cap Value Fund, American Beacon Small Cap Value Fund, American Beacon International Equity Fund, American Beacon Emerging Markets Fund, American Beacon High Yield Bond Fund, American Beacon Retirement Income and Appreciation Fund, American Beacon Intermediate Bond Fund and American Beacon Short-Term Bond Fund of the Registrant that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 132 (“Amendment No. 132”) to Registrant’s Registration Statement on Form N-1A, (b) that the form of Prospectus used with respect to the AMR Class of the American Beacon Balanced Fund, American Beacon Large Cap Value Fund, American Beacon Large Cap Growth Fund, American Beacon Mid-Cap Value Fund, American Beacon Small Cap Value Fund, American Beacon International Equity Fund, American Beacon Emerging Markets Fund and American Beacon High Yield Bond Fund of the Registrant that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Amendment No. 132, (c) that the form of Statement of Additional Information used with respect to the A Class, C Class, Y Class, Advisor Class, AMR Class, Institutional Class, Investor Class and Retirement Class of American Beacon Balanced Fund, American Beacon Large Cap Value Fund, American Beacon Large Cap Growth Fund, American Beacon Mid-Cap Value Fund, American Beacon Small Cap Value Fund, American Beacon International Equity Fund, American Beacon Emerging Markets Fund, American Beacon High Yield Bond Fund, American Beacon Retirement Income and Appreciation Fund, American Beacon Intermediate Bond Fund and American Beacon Short-Term Bond Fund of the Registrant  that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Amendment No. 132, and (d) that Amendment No. 132 was filed electronically.

If you have any questions concerning the foregoing, please do not hesitate to contact the undersigned at (817) 391-6170.

                                          Sincerely,

                                          /s/ Rosemary K. Behan
                                          -------------------------
                                          Rosemary K. Behan
                                          General Counsel

cc:   Francine Rosenberger, Esq.
          K&L Gates LLP